Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Specialty Products	Dec. 31, 2013 Prior to 2013	Aug. 31, 2013 Revolving Line Of Credit Expires In July 2013	Aug. 31, 2013 Revolving Line Of Credit Expires In August 2015	Sep. 30, 2013 Loan Due May 2016
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 3,793,000	$ 3,743,000	$ 3,892,000
Liability reserve for insurance claims	25,529,000	21,773,000
Contingently liability in letters of credit	16,424,000
Credit Facility	2,507,000
Surety bonds	322,946,000
Balance of top 5 surety bonds	72,673,000
Group of bonds, amount	5
Percentage of top 5 surety bonds	23.00%
Guarantee of affiliate's obligations						24,000,000
Line of credit maturity period							2015-08
Loan to affiliate	3,402,000	2,000,000			6,000,000			3,402,000
Loan to affiliate, due date								2016-05
Due from affiliate								2,984,000
Purchase commitments for property, plant and equipment	34,135,000
Purchase commitments for energy and service contracts amount	37,309,000
Capital expenditures	$ 15,839,000	$ 33,654,000	$ 24,434,000
Percentage of employees represented in labor union	15.00%			100.00%